CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Balance Sheets) (Parenthetical) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Ordinary share, par value	$ 0.01	0.08	$ 0.01	0.08	$ 0.01	0.08	$ 0.01	0.08
Ordinary share, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary share, shares issued	53,428,219	53,428,219	53,804,980	53,804,980	53,428,219	53,428,219	53,804,980	53,804,980
Ordinary share, shares outstanding	47,676,331	47,676,331	47,215,888	47,215,888	47,676,331	47,676,331	47,215,888	47,215,888